Related party transactions - Additional information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related party transactions
Deemed benefits provided to former directors	£ 0.0	£ 0.0	£ 0.0
Loans, advances or guarantees provided on behalf of Directors	0.0
Aggregate gains made by executive directors on exercise of options	0.0	0.0	0.0
Joint ventures
Related party transactions
Revenue from sales of goods and services	0.4	0.0	0.0
Receiving of goods and services	0.0	0.2	0.1
Amounts receivable	4.2	2.4	0.8
Amounts payable	£ 1.2	£ 1.4	£ 0.4